Acquisition of Subsidiaries: Schedule of Assets Acquired and Liabilities Assumed (2) (Tables)	9 Months Ended
Sep. 30, 2013
Tables/Schedules
Schedule of Assets Acquired and Liabilities Assumed (2)

Purchase Price	Shares	Price	Total
Intelligent Power, Inc.	1,383,400	$2.88	$3,984,192

Total Purchase Price			3,984,192
Tangible Assets Acquired			(11,625)
Total Liabilities Assumed			193,315
Technology Purchased			$4,165,882